Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

Components of the Company’s property, plant and equipment are summarized below.

	Cost
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At January 1, 2019	1,458	7	637	40	2,142
Disposals / Retirements	(1,019)	—	(311)	(5)	(1,335)
Impact of foreign exchange rate changes	(17)	—	(12)	(1)	(30)
At December 31, 2019	422	7	314	34	777
Disposals / Retirements	(245)	(7)	(3)	(38)	(293)
Impact of foreign exchange rate changes	38	—	24	4	66
At December 31, 2020	215	—	335	—	550

	Accumulated Depreciation
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At January 1, 2019	1,414	5	624	34	2,077
Disposals / Retirements	(1,009)	—	(311)	(5)	(1,325)
Depreciation expense	9	2	6	—	17
Impact of foreign exchange rate changes	(14)	—	(12)	(1)	(27)
At December 31, 2019	400	7	307	28	742
Disposals / Retirements	(247)	(7)	(3)	(38)	(295)
Depreciation expense	6	—	3	—	9
Impact of foreign exchange rate changes	40	—	22	10	72
At December 31, 2020	199	—	329	—	528

	Carrying amount
	Equipment	Furniture and fixtures	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$
At December 31, 2019	22	—	7	6	35
At December 31, 2020	16	—	6	—	22